THE KP FUNDS

KP Retirement Path Retirement Income Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, KP Retirement Path 2060 Fund and KP Retirement Path 2065 Fund

(collectively, the “Retirement Path Funds”)

Supplement dated September 24, 2020

to the Prospectus dated May 1, 2020 (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Based on the recommendation of Callan LLC, the investment adviser to the Retirement Path Funds and the KP Fixed Income Fund, an underlying fund in which the Retirement Path Funds invest, the Board of Trustees approved modifications to the KP Fixed Income Fund’s principal investment strategies that result in the elimination of the KP Fixed Income Fund’s Emerging Markets Fixed Income Sub-strategy implemented by Payden & Rygel, an investment sub-adviser to the KP Fixed Income Fund, and the KP Fixed Income Fund’s Active Senior Loan Sub-strategy implemented by Credit Suisse Asset Management, LLC, an investment sub-adviser to the KP Fixed Income Fund. Once liquidated, KP Fixed Income Fund assets formerly allocated to these two Sub-strategies will be allocated to the KP Fixed Income Fund’s Passive Fixed Income Sub-strategy implemented by SSGA Funds Management, Inc., an investment sub-adviser to the KP Fixed Income Fund. Accordingly, effective immediately, the Prospectus is supplemented as follows:

1.	All references to the KP Fixed Income Fund’s Emerging Markets Fixed Income Sub-strategy and the Active Senior Loan Sub-strategy are deleted.

2.	All references to Credit Suisse Asset Management, LLC and Payden & Rygel are deleted.

3.	The last sentence of the fourth paragraph of the “The Funds’ Investments in Underlying Funds – Affiliated Underlying Funds – KP Fixed Income Fund – Investment Strategy” section on p. 156 is deleted and replaced with the following:

Each of the two Sub-strategies is described below:

Please retain this supplement for future reference.

KPF-SK-052-0100

THE KP FUNDS

KP Fixed Income Fund
(the “Fixed Income Fund”)

KP Retirement Path Retirement Income Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, KP Retirement Path 2060 Fund and KP Retirement Path 2065 Fund

(collectively, the “Retirement Path Funds”)

Supplement dated September 24, 2020

to the

Statement of Additional Information dated May 1, 2020 (the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Based on the recommendation of Callan LLC, the investment adviser to the Retirement Path Funds and the Fixed Income Fund, an underlying fund in which the Retirement Path Funds invest, the Board of Trustees approved modifications to the Fixed Income Fund’s principal investment strategies that result in the elimination of the Fixed Income Fund’s Emerging Markets Fixed Income Sub-strategy implemented by Payden & Rygel, an investment sub-adviser to the Fixed Income Fund, and the Fixed Income Fund’s Active Senior Loan Sub-strategy implemented by Credit Suisse Asset Management, LLC, an investment sub-adviser to the Fixed Income Fund. Once liquidated, Fixed Income Fund assets formerly allocated to these two Sub-strategies will be allocated to the Fixed Income Fund’s Passive Fixed Income Sub-strategy implemented by SSGA Funds Management, Inc., an investment sub-adviser to the Fixed Income Fund. Accordingly, effective immediately, the SAI is supplemented as follows:

All references to Credit Suisse Asset Management, LLC and Payden & Rygel are deleted.

Please retain this supplement for future reference.

KPF-SK-053-0100